Leases (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	$ 411	$ 180
Up to one year
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	165	180
1-5 years
Disclosure Of Lease [Line Items]
Maturity analysis of lease liability	$ 246	$ 0